Other Income - Net	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other Income - Net
12.	OTHER INCOME – NET

	2018	2019	2020
Dividend from financial assets measured at FVOCI (non-recycling)	203	205	210
Government grants	257	385	506
Additional deduction for VAT	—	422	1,456
Investment income from debt securities measured at FVOCI (recycling)	—	—	174
Fair value gains on financial assets measured at FVPL	31	96	154
Gains on disposal of financial assets measured at FVPL	36	24	87
Others	256	603	324

	783	1,735	2,911